CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	9 Months Ended
Sep. 30, 2013
Cash flows from operating activities
Net loss	$ (33,076)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	1,666
Depreciation and amortization	261
Deferred rent	(87)
Other	95
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(127)
Accounts payable and accrued expenses	6,838
Accrued compensation and benefits	290
Deferred revenue	(1,452)
Net cash provided by (used in) operating activities	(25,592)
Cash flows from investing activities
Purchases of property and equipment	(70)
Net cash used in investing activities	(70)
Cash flows from financing activities
Net proceeds from issuance of convertible preferred stock	21,192
Net proceeds from initial public offering of common stock	75,009
Proceeds from exercise of common stock options and common stock warrants	25
Proceeds from borrowings under term loan, net of issuance costs	4,790
Net cash provided by financing activities	101,016
Net increase (decrease) in cash and cash equivalents	75,354
Cash and cash equivalents at beginning of period	5,427
Cash and cash equivalents at end of period	80,781
Supplemental cash flow information
Conversion of Series A and B Preferred Stock to common stock	63,064
Release of repurchase liability for stock options and restricted stock shares	56
Non-cash financing activity
Preferred stock deemed dividend	$ 2,056